Acquisitions (Details 10)						12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Oct. 02, 2012 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Acquisition of Kindergartens [Member] CNY	Jun. 30, 2013 Acquisition of Kindergartens [Member] Roster [Member]	Jun. 30, 2013 Acquisition of Kindergartens [Member] Preferential Leasing Contracts [Member]
Cash Consideration - Noah's cash transferred						11,500,000
Cash consideration - other payables						500,000
Contingent consideration payable						2,391,000
Fair value of total consideration transferred						12,000,000
Identifiable Intangible Assets - Patents, trademarks and licenses						200,000
Identifiable Intangible Assets - Preferential leasing contracts						6,500,000
Amortization period for identifiable intangible assets							3 years 9 months	9 years 10 months 24 days
Cash and cash equivalents						4,740,000
Other receivables						2,611,000
Other payables and other current liabilities						(4,230,000)
Property, plant and equipment, net						1,915,000
Deferred tax liabilities						(1,675,000)
Loan						(2,000,000)
Total identifiable net assets						8,061,000
Goodwill	12,299,498	75,486,942		56,738,812	103,025,561	6,330,000
Consideration			23,244,000			14,391,000
Net cash arising from acquisition:
Cash Consideration - Noah's cash transferred						11,500,000
Cash and cash equivalent acquired						(4,740,000)
Amount paid for acquisition						6,760,000